Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Amount	$ 3,648	$ 102
Create Electronic Optical Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Amount	$ 0	$ 92
Holding %	0.00%	21.11%
Iris [Member]
Schedule of Equity Method Investments [Line Items]
Amount	$ 19	$ 10
Holding %	1.98%	6.41%
Viewsil Microelectronics Kunshan Limited [Member]
Schedule of Equity Method Investments [Line Items]
Amount	$ 3,629	$ 0
Holding %	49.00%	0.00%